Supplement to the
Fidelity® Corporate Bond ETF
December 30, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Michael Plage (co-manager) and David Prothro (co-manager) have managed the fund since October 2014.

Matthew Barlett (co-manager) has managed the fund since October 2016.

The following information replaces the biographical information found in the "Fund Management" section.

Michael Plage is co-manager of the fund, which he has managed since July 2015. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Plage has worked as a trader and portfolio manager.

The following information supplements the biographical information found in the "Fund Management" section.

Matthew Bartlett is co-manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Bartlett has worked as a managing director of research, research analyst, and portfolio manager.

T12-16-01  October 18, 2016
1.9879701.100

Supplement to the
Fidelity® Total Bond ETF
December 30, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Ford O'Neil (co-manager) has managed the fund since October 2014.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Celso Munoz (co-manager) has managed the fund since October 2016.

Michael Weaver (co-manager) has managed the fund since October 2016.

The following information replaces the biographical information found in the "Fund Management" section.

Ford O'Neil is co-manager of the fund, which he has managed since October 2014. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

The following information supplements the biographical information found in the "Fund Management" section.

Celso Munoz is co-manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Munoz has worked as a research analyst and portfolio manager.

Michael Weaver is co-manager of the fund, which he has managed since October 2016. Since joining Fidelity Investments in 2005, Mr. Weaver has worked as a research analyst and portfolio manager.

T14-16-01  October 18, 2016
1.9864452.102